Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)
Related Party Transactions
Purchases of goods and services			¥ 35,131	¥ 87,597	¥ 162,992
Transfer of/(acquire of) long-term investments	[1]		(110,039)	539,646	3,250
Due from related parties			164,732	195,290		$ 25,246
Due to related parties					¥ 50,331
Chaodian [Member]
Related Party Transactions
Purchase of noncontrolling interests of Chaodian Inc. ("Chaodian")			257,288
Equity Method Investee [Member]
Related Party Transactions
Investment income	[1]			73,884
Cost of equity method investments		¥ 465,800
Consideration on sale of equity method investments		539,600
Equity investee [Member]
Related Party Transactions
Due from related parties	[2]		¥ 90,497	24,755
Related party transaction interest rate			2.80%
Interest-bearing loans and interest expenses			¥ 105,600
Limited Partner [Member]
Related Party Transactions
Due from investment funds	[1]		¥ 74,235	¥ 170,535
Cash contribution to fund		¥ 220,000
Subsidiaries [Member]
Related Party Transactions
Equity method investments purchased consideration payable							¥ 110,000

[1]	The transactions in 2018 referred to the investments transferred to an entity controlled by the Group’s major shareholders. In June 2019, to focus the Company’s efforts and resources on its core businesses, the Company transferred several equity investments of the Group to an investment fund. The Group contributed a total of RMB220.0 million cash into this fund as a limited partner, which is accounted for as an equity method investment. The cost of the equity investments transferred was RMB465.8 million. The consideration was RMB539.6 million, which was based on the estimated fair value of the investments. The difference between the consideration and cost of the investments was recognized as investment income. In July 2020, the Company acquired certain equity interests of two investments from the investment fund. The consideration was RMB110.0 million. The balances due from an investment fund as of December 31, 2019 and December 31, 2020 were consideration receivables related to the equity investments transferred in 2019 and dividend receivables, which is non-trade in nature.
[2]	The balances as of December 31, 2020 mainly represent interest-bearing loans and interest expenses of RMB105.6 million related to an equity investee, which is non-trade in nature and partially offset by the trade payables to the equity investee. The annual interest rates of the loans were 2.8% and all the loans were within one year.